Share-Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands														12 Months Ended
	Dec. 04, 2024 $ / shares	Nov. 17, 2024 $ / shares shares	Sep. 30, 2024 shares	Jul. 15, 2024 $ / shares shares	Jul. 02, 2024 shares	Apr. 16, 2024 $ / shares shares	Apr. 16, 2024 $ / shares ¥ / shares shares	Feb. 02, 2024 $ / shares shares	Aug. 16, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Feb. 06, 2023 $ / shares ¥ / shares shares	Aug. 12, 2022 $ / shares shares	Aug. 12, 2022 ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares	Jul. 14, 2024 $ / shares	Apr. 16, 2024 ¥ / shares	Feb. 20, 2024 shares	Feb. 06, 2023 ¥ / shares	Dec. 31, 2022 shares
2022 Options [Member]
Share-Based Compensation [Line Items]
Purchase of shares												4,000,000	4,000,000
Exercise price per share | (per share)												$ 0.2305	¥ 1.64
Intrinsic value | (per share)												$ 0.002	¥ 0.01
Share-based compensation expenses (in Yuan Renminbi) | ¥														¥ 2,409		¥ 1,481
Weighted average period														1 year 7 months 6 days
RSUs [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Yuan Renminbi) | ¥														¥ 25,329		¥ 1,987
Weighted average period														2 years 10 months 24 days
Restricted share units granted		1,000,000		268,200					536,990
Shares expected to vest over service period			800,000											960,695	960,695	536,990
Restricted share units market price (in Dollars per share) | $ / shares		$ 1.13		$ 1.42					$ 6.35
Restricted units, lock up period for vesting			30 months
Unvested share options granted (in Yuan Renminbi) | ¥														¥ 7,924
2023 MDRT Options [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest										50.00%	50.00%
Options, exercise price | (per share)										$ 0.05	$ 0.05										¥ 0.35
Intrinsic value | (per share)										0.3125	$ 2.22
Options, exercise price per share (in Dollars per share) | $ / shares										$ 2.8	$ 2.8
2024 MDRT Options 1 [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest						50.00%	50.00%
Share options granted						18,088,000	18,088,000
Intrinsic value | (per share)						$ 0.05	¥ 0.37
Share options exercise price per ordinary share | (per share)						0.1181	¥ 0.1181												¥ 0.8582
Options, exercise price per share (in Dollars per share) | $ / shares						$ 1	¥ 1
Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest														50.00%
Share options granted														8,330,000
Share options exercise price per ordinary share | (per share)														¥ 0.3634	¥ 0.3634		$ 0.05
Options, exercise price per share (in Dollars per share) | $ / shares																	$ 1
MDRT Options [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Yuan Renminbi) | ¥														¥ 10,851		¥ 13,627
Share options granted														26,418,000		13,680,000
Unvested options expected to be recognized, value (in Yuan Renminbi) | ¥														¥ 5,829	¥ 5,829
Weighted average period for recognition of share-based compensation expense														3 months
Forfeiture rate														31.00%
2024 Share Option Grants [Member]
Share-Based Compensation [Line Items]
Share options granted					138,000,000			5,799,925
Share options exercise price per ordinary share | $ / shares																		$ 0.096
Options, exercise price per share (in Dollars per share) | $ / shares								$ 0.001
Shares exercised, repurchases (in Dollars per share) | $ / shares	$ 0.096
2023 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for issuance																				113,423,618
Shares reserved, percentage of outstanding shares																				10.00%
Vesting Period One [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									100,000
Percentage of units expected to vest		30.00%
Vesting Period Two [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									100,000
Percentage of units expected to vest		30.00%
Vesting Period Three [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									136,990
Percentage of units expected to vest		40.00%
Vesting Period Four [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									100,000
Vesting Period Five [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									100,000
Minimum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)														¥ 0.48	¥ 0.07
Maximum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)														¥ 0.86	¥ 0.16
Option D1 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												30.00%	30.00%
Option D2 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												30.00%	30.00%
Option D3 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												20.00%	20.00%
Option D4 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												20.00%	20.00%
Director [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Unvested share options granted (in Yuan Renminbi) | ¥														¥ 312	¥ 312	¥ 2,684
Independent High-Performing Agents [Member] | 2023 MDRT Options [Member]
Share-Based Compensation [Line Items]
Share options granted										13,680,000	13,680,000